Taxation (Tables)	12 Months Ended
Dec. 31, 2023
Taxation
Schedule of current and deferred portions of income tax (benefits)/expenses

	Years ended December 31,
(In thousands)	2021	2022	2023
Current income tax expenses	53	4,450	4,559
Deferred income tax benefits	(178)	(382)	(428)
Income tax (benefits)/expenses	(125)	4,068	4,131

Schedule of aggregate amount and per share effect of the tax holidays

	Years ended December 31,
	2021	2022	2023
Aggregate dollar effect (in thousands)	4,100	5,243	5,121
Per share effect—basic	0.01	0.02	0.02
Per share effect—diluted	0.01	0.02	0.02

Schedule of reconciliation of total tax (benefits)/expenses

	Years ended December 31,
(In thousands)	2021	2022	2023
Income tax expenses/(benefits) at PRC statutory rate (based on statutory tax rate applicable to enterprises in China)	246	5,047	3,965
Effects of differences in tax rates in different jurisdictions applicable to entities of the Group outside of the PRC	2,571	1,640	1,615
Non-deductible expenses	47	468	306
Effect of Super Deduction	(2,262)	(2,594)	(3,609)
Effect of tax holidays and tax concessions	(4,100)	(5,243)	(5,121)
Change in valuation allowance of deferred tax assets	3,507	4,709	7,170
Others	(134)	41	(195)
Income tax (benefits)/expenses	(125)	4,068	4,131

Schedule of changes in deferred tax asset and liabilities balances

(In thousands)	December 31, 2022	December 31, 2023
Deferred tax assets, non-current portion:
Net operating losses carried forward (note a)	41,240	49,921
Impairment of long-term equity investments	3,972	493
Provision of allowance for expected credit losses	1,841	1,071
Others	383	861
Valuation allowance (note b)	(47,223)	(51,868)
Deferred tax assets, net	213	478

Deferred tax liabilities:
Deferred credit arising from an asset acquisition	(687)	(513)

Notes:

(a)	As of December 31, 2023, the accumulated net operating loss of USD5,795,000 of the Group’s subsidiaries incorporated in Hong Kong can be carried forward indefinitely to offset future taxable income, the remaining accumulated net operating loss of USD241,049,000, mainly arose from the Company’s subsidiaries, the VIE and VIE’s subsidiaries established in the PRC, can be carried forward to offset future taxable income and will expire during the period from 2024 to 2030.

Schedule of deferred tax liabilities balances

(In thousands)	December 31, 2022	December 31, 2023
Within one year	165	162
After one year	522	351
Total	687	513

Schedule of Movement of valuation allowance

	Years ended December 31,
(In thousands)	2021	2022	2023
Beginning balance	40,924	45,580	47,223
Additions	3,507	5,931	7,406
Reversals	—	(1,222)	(236)
Exchange difference	1,149	(3,066)	(2,525)
Ending balance	45,580	47,223	51,868